                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                   TO THE PROSPECTUS, DATED APRIL 1, 2009, FOR
                      RIVERSOURCE SMALL COMPANY INDEX FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

CHERYL D'HOLLANDER

Director of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2003.

ALFRED F. ALLEY III, CFA

Assistant Vice President of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                   TO THE PROSPECTUS, DATED APRIL 1, 2009, FOR
                         RIVERSOURCE S&P 500 INDEX FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

CHERYL D'HOLLANDER

Director of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2003.

ALFRED F. ALLEY III, CFA

Assistant Vice President of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.